Nov. 13, 2018
PACE® Alternative Strategies Investments
PACE® Alternative Strategies Investments

PACE® Select Advisors Trust

November 13, 2018

Supplement to the prospectuses relating to Class A and Class Y shares and Class P shares (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2017, as supplemented.

Includes:

•  PACE® Alternative Strategies Investments

Dear Investor,

The purpose of this supplement is to update certain information regarding PACE Alternative Strategies Investments (the "fund"), a series of PACE Select Advisors Trust.

UBS Asset Management (Americas) Inc., the fund's manager, has accepted the resignation of Principal Global Investors, LLC ("PGI") as a subadvisor to the fund, effective as of November 6, 2018. PGI resigned as a subadvisor to the fund due to its decision to exit the active currency management business that had been carried out by PGI portfolio managers through PGI's Macro Currency Group.

Effective as of November 6, 2018, the Prospectuses and SAI are hereby revised to delete all references to "Principal Global Investors, LLC," "PGI" and "Macro Currency Group" as a subadvisor to PACE Alternative Strategies Investments.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.